Events after the Reporting Period - Narrative (Details) € in Millions										1 Months Ended	12 Months Ended
	Feb. 05, 2024 EUR (€)	Jan. 26, 2024 shares	Jan. 22, 2024 EUR (€) shares	Jan. 19, 2024 EUR (€) matchday	Jan. 03, 2024 EUR (€) yr worker	Dec. 28, 2023 worker model	Dec. 28, 2023 yr worker	Dec. 13, 2021 EUR (€) matchday	Jul. 02, 2020 EUR (€)	Jan. 26, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Jan. 17, 2024 EUR (€) tranche
Entity Information [Line Items]
Number of workers | worker						3,420	3,420
Minimum age of employees (in years)						56	56
Minimum seniority of employees (in years) | yr							15
Expense of restructuring activities											€ 1,320
Contractual limit amount											81,097	€ 83,706
Notes and debentures issued											29,779
Number of exclusive football match rights | matchday				5				5
Number of first picks | matchday								18
Number of second picks | matchday								17
Broadcasting award price per season								€ 520	€ 325		320
Repayments of bonds, notes and debentures											1,910	€ 3,541	€ 5,847
Telefónica Emisiones, S.A.U.
Entity Information [Line Items]
Repayments of bonds, notes and debentures	€ 1,000
Structured Financing Due January 13, 2029 | Telefonica, S.A.
Entity Information [Line Items]
Contractual limit amount											€ 5,500
Collective Bargaining Agreement
Entity Information [Line Items]
Number of workers | worker					3,420
Minimum age of employees (in years) | yr					56
Minimum seniority of employees (in years) | yr					15
Expense of restructuring activities					€ 1,320
Issuance Of Notes | Telefonica Emisiones EMTN Bond | January 24 | Telefónica Emisiones, S.A.U.
Entity Information [Line Items]
Notes and debentures issued														€ 1,750
Number of tranches | tranche														2
Issuance Of Notes | Telefonica Emisiones EMTN Bond | January 24, 2032 | Telefónica Emisiones, S.A.U.
Entity Information [Line Items]
Notes and debentures issued														€ 1,000
Issuance Of Notes | Telefonica Emisiones EMTN Bond | January 24, 2032 | Telefónica Emisiones, S.A.U. | Fixed interest rate
Entity Information [Line Items]
Annual Fix														3.698%
Issuance Of Notes | Telefonica Emisiones EMTN Bond | January 24, 2036 | Telefónica Emisiones, S.A.U.
Entity Information [Line Items]
Notes and debentures issued														€ 750
Issuance Of Notes | Telefonica Emisiones EMTN Bond | January 24, 2036 | Telefónica Emisiones, S.A.U. | Fixed interest rate
Entity Information [Line Items]
Annual Fix														4.055%
Award Of Exclusive Broadcasting Rights
Entity Information [Line Items]
Number of exclusive football match rights | matchday				5
Number of first picks | matchday				18
Number of second picks | matchday				17
Number of match day, exclusive broadcasting rights | matchday				1
Broadcasting award price, 2024/2025 season				€ 250
Broadcasting award price per season				€ 520
Voluntary Public Acquisition Offer | Telefónica Deutschland Holding A.G.
Entity Information [Line Items]
Acquisitions (shares) | shares			233,732,773							113,999,566
Percentage of voting equity interests acquired			7.86%
Number of shares (in shares) | shares		2,799,576,769								2,799,576,769
Proportion of voting rights held in associate (in percentage)		94.12%
Consideration paid (received)			€ 549							€ 268